Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Geographical information
Number of operating segments | segment	4
Number of reportable segments | segment	4
Revenues from external customers	$ 602,528	$ 446,132
Segment Adjusted EBITDA	335,382	244,872
Depreciation and amortization	(119,034)	(107,840)
Net gain/(loss) on disposal of property, plant and equipment	734	(167)
Insurance claims	145	1,150
Net impairment of property, plant and equipment and prepaid land rent	(4,146)	(2,183)
Impairment of withholding tax receivables	(11,255)	(14,787)
Business combination transaction costs	(1,459)	(8,360)
Other costs	(2,175)	(512)
Share-based payment expense	(3,289)	(3,574)
Finance income	6,828	114,967
Finance costs	(178,881)	(192,212)
Other income	30	20
Profit before income tax	22,880	31,374
Segment assets	6,493,769		$ 6,320,865
Segment liabilities	5,080,138		$ 4,962,217
Professional costs related to financing	200
Consulting fees	1,600
Elimination of intersegment amounts
Geographical information
Revenues from external customers	0
Nigeria
Geographical information
Revenues from external customers	424,978	320,656
Segment Adjusted EBITDA	271,879	203,019
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	80,087	56,150
Segment assets	2,397,464	2,305,693
Segment liabilities	1,044,816	838,269
SSA
Geographical information
Revenues from external customers	122,160	85,628
Segment Adjusted EBITDA	65,319	46,999
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	27,771	12,917
Segment assets	1,583,323	979,883
Segment liabilities	890,571	466,924
Latam
Geographical information
Revenues from external customers	45,649	31,233
Segment Adjusted EBITDA	31,172	22,113
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations		386,460
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	42,926	27,208
Segment assets	2,021,888	2,146,218
Segment liabilities	608,734	573,575
MENA
Geographical information
Revenues from external customers	9,741	8,615
Segment Adjusted EBITDA	3,666	3,618
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	3,327	4,655
Segment assets	177,168	172,431
Segment liabilities	110,048	100,470
Other
Geographical information
Segment Adjusted EBITDA	$ (36,654)	$ (30,877)